Accrued Expenses and Other Current Liabilities	12 Months Ended
Aug. 31, 2024
Accrued expenses and other current liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
9.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of August 31,
	2023	2024
	RMB	RMB
Payroll and related benefits	69,902	58,090
Temporary receipt from students	5,368	2,833
Deposits received	43,683	49,602
Other tax payable	3,455	2,284
Professional fee	25,718	17,794
Commission fee	10,570	17,800
Accrual rental expense	4,209	3,055
Accrual utilities expenses	8,443	6,851
Accrual other expenses	36,666	14,904
Others	25,039	18,009
Total	233,053	191,222